Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivables	$ 104	$ 98
Preferred stock, par value per share	$ 2.50	$ 2.50
Preferred stock, shares authorized	5,400,000	5,400,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.50	$ 0.50
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	953,354,012	953,354,012
Common stock, shares outstanding	738,877,768	752,690,806
Treasury stock, shares	214,476,244	200,663,206